Class A Ordinary Shares Subject to Possible Redemption (Details) - Class A Ordinary Shares [Member]	Dec. 31, 2021 $ / shares shares
Class A Ordinary Shares Subject to Possible Redemption (Details) [Line Items]
Company issued authorized	500,000,000
Common stock par value (in Dollars per share) | $ / shares	$ 0.0001
Class A ordinary shares outstanding	31,116,305